Provisions - Summary of Expected Term to Settle Obligations (Detail) - ARS ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions		$ 17,112,302		$ 19,191,370	[1]	$ 18,907,239
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500		1,089		3,395
Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[2]	7,906,939		4,739,962		5,233,975
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions		4,411,186	[3]	6,142,223	[3]	3,354,111
Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		1,394,708		1,379,432		1,806,314
Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		1,574,029		2,655,268		3,516,049
other [member]
Disclosure of other provisions [line items]
Provisions		1,824,940		$ 4,273,396		$ 4,993,395
Current [member]
Disclosure of other provisions [line items]
Provisions		11,744,244
Current [member] | Letter of credits, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Provisions	[2]	7,906,939
Current [member] | Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions	[3]	1,563,403
Current [member] | Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		957,791
Current [member] | Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		1,316,111
Later than one year [member]
Disclosure of other provisions [line items]
Provisions		5,368,058
Later than one year [member] | For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Provisions		500
Later than one year [member] | Commercial claims in progress [member]
Disclosure of other provisions [line items]
Provisions	[3]	2,847,783
Later than one year [member] | Labor lawsuits [member]
Disclosure of other provisions [line items]
Provisions		436,917
Later than one year [member] | Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Provisions		257,918
Later than one year [member] | other [member]
Disclosure of other provisions [line items]
Provisions		$ 1,824,940

[1]	See Note 3.
[2]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[3]	See also Note 50.2.